Description of Business - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2018 Vessel Nutrient Plant Railcar Vehicle Operation Facility	Dec. 31, 2017
Disclosure of description of business [line items]
Number of essential nutrients | Nutrient	3
Number of leased vessels | Vessel	4
Number of multi-purpose vessels owned | Vessel	1
Sinofert [member]
Disclosure of description of business [line items]
Percentage of investment	22.00%	22.00%
North America [member]
Disclosure of description of business [line items]
Number of leased or owned terminals	400
Number of railcars | Railcar	15,000
Number of retail vehicles | Vehicle	31,000
Brazil [member]
Disclosure of description of business [line items]
Number of leased dry bulk fertilizer port terminal	1
Retail [member] | Bottom of range [member]
Disclosure of description of business [line items]
Number of operations | Facility	1,700
Potash [member] | Province of Saskatchewan [member]
Disclosure of description of business [line items]
Number of operations | Operation	6
Nitrogen [member] | North America [member] | Production facilities [member]
Disclosure of description of business [line items]
Number of plants	8
Nitrogen [member] | North America [member] | Upgrade facilities [member]
Disclosure of description of business [line items]
Number of plants	7
Nitrogen [member] | Alberta [member] | North America [member] | Production facilities [member]
Disclosure of description of business [line items]
Number of plants	4
Nitrogen [member] | Alberta [member] | North America [member] | Upgrade facilities [member]
Disclosure of description of business [line items]
Number of plants	3
Nitrogen [member] | Texas [member] | North America [member] | Production facilities [member]
Disclosure of description of business [line items]
Number of plants	1
Nitrogen [member] | Georgia [member] | North America [member] | Production facilities [member]
Disclosure of description of business [line items]
Number of plants	1
Nitrogen [member] | Georgia [member] | North America [member] | Upgrade facilities [member]
Disclosure of description of business [line items]
Number of plants	1
Nitrogen [member] | Louisiana [member] | North America [member] | Production facilities [member]
Disclosure of description of business [line items]
Number of plants	1
Nitrogen [member] | Ohio [member] | North America [member] | Production facilities [member]
Disclosure of description of business [line items]
Number of plants	1
Nitrogen [member] | Trinidad [member]
Disclosure of description of business [line items]
Number of operations | Operation	1
Nitrogen [member] | Washington [member] | North America [member] | Upgrade facilities [member]
Disclosure of description of business [line items]
Number of plants	1
Nitrogen [member] | Missouri [member] | North America [member] | Upgrade facilities [member]
Disclosure of description of business [line items]
Number of plants	1
Nitrogen [member] | Alabama [member] | North America [member] | Upgrade facilities [member]
Disclosure of description of business [line items]
Number of plants	1
Nitrogen [member] | Argentina [member] | Profertil S.A. [member]
Disclosure of description of business [line items]
Percentage of investment	50.00%
Nitrogen [member] | Egypt [member] | Misr Fertilizers Production Company S.A.E. [member]
Disclosure of description of business [line items]
Percentage of investment	26.00%
Phosphate and Sulfate [member]
Disclosure of description of business [line items]
Number of mines and processing plants	2
Phosphate and Sulfate [member] | Alberta [member] | Production facilities [member]
Disclosure of description of business [line items]
Number of plants	1
Phosphate and Sulfate [member] | Ohio [member]
Disclosure of description of business [line items]
Number of plants	1
Phosphate and Sulfate [member] | North Carolina [member]
Disclosure of description of business [line items]
Number of mines and processing plants	1
Phosphate and Sulfate [member] | Florida [member]
Disclosure of description of business [line items]
Number of mines and processing plants	1
Others Segment [member] | New Brunswick [member]
Disclosure of description of business [line items]
Number of operations	1
Others Segment [member] | Louisiana [member]
Disclosure of description of business [line items]
Number of plants	1
Others Segment [member] | China [member] | Sinofert [member]
Disclosure of description of business [line items]
Percentage of investment	22.00%